Leases (Tables)	12 Months Ended
Jun. 30, 2018
Leases
Schedule of operating leases

The future minimum payments that the Group must pay under operating leases are as follows:

	June 30, 2018	June 30, 2017	June 30, 2016
No later than one year	2,173	2,901	3,860
Later than one year and not later than five years	4,477	7,949	6,705
Later than five years	655	1,869	2,127
	7,305	12,719	12,692

Rental properties are considered to be investment property. Book value is included in Note 9. The future minimum proceeds under non-cancellable operating leases from Group’s shopping malls, offices and other buildings are as follows:

	June 30, 2018	June 30, 2017	June 30, 2016
No later than one year	4,813	4,437	3,137
Later than one year and not later than five years	22,371	12,451	13,361
Later than five years	8,290	4,632	4,247
	35,474	21,520	20,745